Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Financial Information of Segment
The following tables summarize selected financial information by segment for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31, 2023
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated
Segment results
Sales outside the Group	111,725	126,280	39,202	90,398	58,186	387	—	426,178
Intra-Group sales	15	—	809	—	1,332	10,158	(12,314)	—

Total revenue	111,740	126,280	40,011	90,398	59,518	10,545	(12,314)	426,178
Cost of sales	(47,193)	(42,941)	(28,660)	(33,024)	(29,083)	(414)	6,079	(175,236)

Gross profit	64,547	83,339	11,351	57,374	30,435	10,131	(6,235)	250,942

Loss from operations before non-underlying items								(118,557)
Non-underlying items								(3,858)
Finance cost – net								(20,431)

Loss before income tax								(142,846)
Income tax benefits								(3,407)

Loss for the year								(146,253)

Other segment information
Depreciation and amortization	15,115	14,190	1,152	10,071	6,254	164	—	46,946
Of which: Right-of-use assets	9,714	11,979	665	7,193	3,449	—	—	33,000
Other	5,401	2,211	487	2,878	2,805	164	—	13,946
Provisions and impairment losses	(6,309)	7,611	344	1,492	1,077	(4,136)	—	79

	For the year ended December 31, 2022
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated
Segment results
Sales outside the Group	119,772	125,514	29,696	85,884	61,172	274	—	422,312
Intra-Group sales	75	—	1,123	—	757	10,673	(12,628)	—

Total revenue	119,847	125,514	30,819	85,884	61,929	10,947	(12,628)	422,312
Cost of sales	(59,334)	(39,286)	(23,672)	(33,242)	(30,881)	(101)	2,148	(184,368)

Gross profit	60,513	86,228	7,147	52,642	31,048	10,846	(10,480)	237,944

Loss from operations before non-underlying items								(142,267)
Non-underlying items								(83,057)
Finance cost – net								(14,556)

Loss before income tax								(239,880)
Income tax expenses								129

Loss for the year								(239,751)

Other segment information
Depreciation and amortization	11,734	15,671	1,045	11,060	6,082	218	—	45,810
Of which: Right-of-use assets	7,415	12,357	664	8,111	4,091	—	—	32,638
Other	4,319	3,314	381	2,949	1,991	218	—	13,172
Provisions and impairment losses	7,709	5,127	(442)	3,257	1,103	(25)	—	16,729

	For the year ended December 31, 2021
(Euro thousands)	Lanvin	Wolford	Caruso	St. John	Sergio Rossi	Other and holding companies	Eliminations and Unallocated	Group Consolidated
Segment results
Sales outside the Group	72,872	109,332	24,646	73,094	28,737	141	—	308,822
Intra-Group sales	—	—	49	—	—	6,827	(6,876)	—

Total revenue	72,872	109,332	24,695	73,094	28,737	6,968	(6,876)	308,822
Cost of sales	(38,844)	(30,262)	(20,246)	(34,107)	(15,418)	(83)	40	(138,920)

Gross profit	34,028	79,070	4,449	38,987	13,319	6,885	(6,836)	169,902

Loss from operations before non-underlying items								(108,014)
Non-underlying items								45,206
Finance cost – net								(9,313)

Loss before income tax								(72,121)
Income tax benefits								(4,331)

Loss for the year								(76,452)

Other segment information
Depreciation and amortization	11,231	14,229	1,089	12,025	2,944	66	—	41,584
Of which: Right-of-use assets	9,079	11,054	683	9,424	1,914	—	—	32,154
Other	2,152	3,175	406	2,601	1,030	66	—	9,430
Provisions and impairment losses	9,985	(440)	(992)	(221)	2,389	45	—	10,766

Summary of Non-Current Assets by Geography
The following table summarizes
non-current
assets by geography at December 31, 2023 and 2022.

	At December 31,
(Euro thousands)	2023	2022
EMEA (1)	303,768	305,927
North America (2)	99,232	87,571
Greater China (3)	53,337	26,919
Other Asia (4)	11,549	14,188

Total non-current assets (other than deferred tax assets)	467,886	434,605

(1)	EMEA includes EU countries, the United Kingdom, Switzerland, the countries of the Balkan Peninsula, Eastern Europe, Scandinavian, Azerbaijan, Kazakhstan and the Middle East.
(2)	North America includes the United States of America and Canada.
(3)	Greater China includes Mainland China, Hong Kong, Macao and Taiwan.
(4)	Other Asia includes Japan, South Korea, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.